Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
The following table is a summary of the number of shares of the Company’s Class A common stock issuable upon exercise of warrants at December 31, 2021:

	Number of Shares (in thousands)	Exercise Price	Redemption Price	Expiration Date	Classification	Gain (loss) in value from September 9, 2021 (close of the Merger) to December 31, 2021 (in thousands)	Fair Value at December 31, 2021 (in thousands)
Public Warrants	15,813	$11.50	$18.00	9/9/2026	Liability	$20,398	$8,697
Private Placement Warrants	4,163	$11.50	$18.00	9/9/2026	Liability	8,908	2,497
Private Placement Warrants	4,163	$20.00	$18.00	9/9/2026	Liability	2,498	999